Preferred Stock Warrants - Additional Information (Detail)	Aug. 25, 2021 USD ($)
Preferred Stock Warrants Disclosure [Abstract]
Warrants exercise	$ 50,529
Stockholders equity note stock split exchange ratio	0.09657